Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 13,434,683	$ 9,631,043	$ 6,439,712
Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	5,250,234	2,167,022
Financial assets, at fair value	80,748	75,464
Financial liabilities	65,969	32,329
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	13,651	347,110
Financial assets, at fair value		158
Financial liabilities	5
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Exchange Rate Contracts Future [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,087,756	701,367
Financial assets, at fair value	288	61
Financial liabilities	13,259	1,990
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Interest Rate Contracts Swap [Member]
IfrsStatementLineItems [Line Items]
Notional amount	3,348	308,176
Financial assets, at fair value	5	19,808
Financial liabilities	(0)	78
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Exchange Rate Contracts Swaps [Member]
IfrsStatementLineItems [Line Items]
Notional amount	1,376,130
Financial assets, at fair value	4,444
Financial liabilities	43,715
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Currency Non Deliverable Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Notional amount	299,542	483,493
Financial assets, at fair value	20,994	4,772
Financial liabilities	2,081	16,169
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Notional amount	23,699	23,645
Financial assets, at fair value	18,898	23,665
Financial liabilities
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Call Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount	27,000	27,000
Financial assets, at fair value	15,639	27,000
Financial liabilities
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	256,047	164,752
Financial assets, at fair value
Financial liabilities	4,162	510
Interest rate swap contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	83,679
Financial assets, at fair value	4,009
Financial liabilities	2,747	13,582
Interest rate swap contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount		111,479
Interest Rate Contracts Swaps [Member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Notional amount	1,079,382
Financial assets, at fair value	16,471
Financial liabilities